Note 20 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	867,500	$4.20
Granted	136,000	$2.72
Vested	(543,500)	$3.78
Forfeited	—	$—
Outstanding as of December 31, 2022	460,000	$4.32
Granted	559,000	$1.65
Vested	(794,000)	$2.42
Forfeited	—	$—
Outstanding as of December 31, 2023	225,000	$4.33

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2022	2,179,892	$4.54	$2.44	5.93
Granted	190,000	$1.92	$1.43	6.85
Exercised	—	$—	$—	—
Cancelled	(250,000)	$5.35	$—	—
Expired	(191)	$—	$—	—
Balance outstanding at December 31, 2022	2,119,701	$4.16	$2.25	5.23

Options exercisable at December 31, 2022	1,259,701	$3.51	$1.68	6.25

Balance at January 1, 2023	2,119,701	$4.16	$2.25	5.23
Granted	395,000	$2.37	$2.37	4.06
Exercised	—	$—	$—	—
Cancelled	(266,284)	$5.88	$—	—
Expired	(3,084)	$—	$—	—
Balance outstanding at December 31, 2023	2,245,333	$3.63	$2.88	4.26

Options exercisable at December 31, 2023	1,771,997	$3.31	$2.86	4.63